Investments in Subsidiaries and Associates (Tables)	12 Months Ended
Dec. 31, 2021
Interest in other entities [Abstract]
Disclosure of significant judgements and assumptions made in relation to interests in other entities
The Group and Company have the following investments:

Subsidiary Undertakings	Country of Incorporation	Principal Activity	Ownership (As of December 31, 2021)	Ownership (As of December 31, 2020)
Company:
Babylon Partners Limited	UK	Application development	100.0%	100.0%
Babylon Healthcare Services Limited	UK	Digital Healthcare services	100.0%	100.0%
Babylon Rwanda Limited	Rwanda	Digital Healthcare services	100.0%	100.0%
Babylon Inc.	USA	Digital Healthcare services	100.0%	100.0%
Babylon Health Canada Limited	Canada	Digital Healthcare services	—	100.0%

Babylon Liberty Corp.	USA	Digital Healthcare services	100.0%	—
Babylon Malaysia SDN BHD	Malaysia	Digital Healthcare services	100.0%	100.0%
Babylon International Limited	UK	Digital Healthcare services	100.0%	100.0%
Babylon Health Ireland Limited	Ireland	Digital Healthcare services	100.0%	100.0%
Babylon Singapore PTE Limited	Singapore	Digital Healthcare services	100.0%	100.0%
Health Innovators Inc.	USA	Digital Healthcare services	100.0%	70.1%
Babylon Acquisition Corp.	USA	Digital Healthcare services	—	100.0%
Babylon Technology LTDA	Brazil	Digital Healthcare services	100.0%	100.0%
Higi SH Holdings Inc.	USA	Digital Healthcare services	100.0%	19.0%
Group:
Babylon Healthcare Inc.	USA	Digital Healthcare services	100.0%	100.0%
Babylon Healthcare NJ, PC	USA	Healthcare services	100.0%	100.0%
Babylon Healthcare, PLLC	USA	Healthcare services	100.0%	100.0%
Babylon Medical Group (formerly Marcus Zachary DO), PC	USA	Healthcare services	100.0%	100.0%
California Telemedicine Associates, PC	USA	Healthcare services	100.0%	100.0%
Telemedicine Associates, P.C.	USA	Healthcare services	100.0%	100.0%
Babylon Healthcare, PC	USA	Healthcare services	100.0%	100.0%
Babylon Healthcare NC, PC	USA	Healthcare services	—	100.0%
Babylon Healthcare, PA	USA	Healthcare services	100.0%	—
Meritage Medical Network	USA	Healthcare services	100.0%	—
Meritage Health Ventures, LLC	USA	Healthcare services	100.0%	—
Meritage Health Plan	USA	Healthcare services	100.0%	—
Meritage Management, LLC	USA	Healthcare services	100.0%	—
Higi SH LLC	USA	Digital Healthcare services	100.0%	19.0%
Higi Health Holdings LLC	USA	Digital Healthcare services	100.0%	—
Higi SH Canada ULC	Canada	Digital Healthcare services	100.0%	19.0%
Higi Health LLC	USA	Digital Healthcare services	51.0%	—
Health Innovators Limited	UK	Digital Healthcare services	100.0%	70.1%
DTDHI Health India PVT Ltd	India	Digital Healthcare services	97.8%	68.6%

Summarized financial information for unconsolidated professional service corporations	The following provides summary financial data for the PCs that are included in the Consolidated Financial Statements:

	As of December 31,
	2021	2020
	$’000	$’000
Total assets	104,703	35,535
Total liabilities	168,240	42,699

	For the Year Ended December 31,
	2021	2020
	$’000	$’000
Total revenues	154,508	17,436
Cost of care delivery	(155,191)	(20,175)
Sales, general & administrative expenses	(55,006)	(3,799)